March 11, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Eaton Vance Tax-Managed Buy-Write Income Fund (the “Registrant”)
Post-Effective Amendment No. 2 to Registration Statement on Form N-2
(1933 and 1940 Act File Nos.: 333-256242; 811-21676)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith, pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, is a post-effective amendment to the Registrant’s registration statement on Form N-2 (the “Amendment”) filed pursuant to Section 8(c) of the 1933 Act. The Amendment contains conformed signature pages, the manually signed originals of which will be maintained at the offices of the Registrant.

The filing represents the annual update for the Registrant and would, if the Registrant were an open-end investment company, be filed pursuant to Rule 485(b). The filing is being made to bring the financial statements up to date and other non-material changes. The investment strategies and investment policies of the Registrant have not changed from the Registrant’s previously filing, made pursuant to Pre-Effective Amendment No. 1 to the Registrant’s initial shelf registration filed on July 15, 2021 (Accession No. 0000940394-21-001088) (“Last Filing”). In this regard, the Registrant requests no review or a limited review of the Registrant’s filing. The Registrant seeks effectiveness of the Amendment no later than April 20, 2022.

The staff of the U.S. Securities and Exchange Commission (the “SEC”) follows selective review procedures for registration statements, set forth in ADI 2018-06, which are applicable to investment company registration statements. Based on these procedures, a registrant may identify prior filings similar or identical to, and intended to serve as precedent for, a current filing.

The Registrant is a closed-end fund that underwent SEC review and comment by the Staff and was declared effective on July 22, 2021 (Accession No 0000940394-21-001094). To facilitate your review, the Registration Statement has been marked to show changes from its Last Filing.

Thank you for your attention to this filing. Please direct any questions to the undersigned at (617) 672-8655.

Sincerely,

/s/ Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President